PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 7,402	$ 10,810